Average Annual Total Returns - Brighthouse Asset Allocation 80 Portfolio	Apr. 30, 2021
Class A
Average Annual Return:
1 Year	17.01%
5 Years	11.60%
10 Years	9.61%
Class B
Average Annual Return:
1 Year	16.59%
5 Years	11.30%
10 Years	9.32%